Investments - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net investment income
Mortgage loans, net	$ 3,359	$ 3,359	$ 3,988
Threshold percentage of mortgage loans to total carrying value	5.00%	5.00%
Fair value	$ 23,907	$ 23,907	21,725
Threshold percentage of municipal to total carrying value	5.00%	5.00%
Short-term investments	$ 974	$ 974	1,191
Policy loans	582	582	557
Fixed income and equity securities loaned	322	322	506
Interest income on collateral, net of fees		1	1	$ 1
Below investment grade assets	2,990	2,990	2,830
Fixed income securities and short-term investments deposited with regulatory authorities	21	21
Non-income producing fixed income securities and other investments	38	38
Accrued investment income	231	231	239
Realized capital gains and losses	4	266	341	(175)
Mortgage loans
Net investment income
Payments to acquire investments	217
Reduction of allowance related to sales	15
Municipal
Net investment income
Fair value	2,007	2,007	1,755
Fixed income securities
Net investment income
Accrued investment income	198	198
Realized capital gains and losses		54	25	(40)
Mortgage loans
Net investment income
Accrued investment income	13	13
Reduction of allowance related to sales		15
Realized capital gains and losses		(45)	$ 0	$ 2
Agent loans
Net investment income
Accrued investment income	$ 2	$ 2
Agent loans, high credit quality (in percentage)	85.00%	85.00%
Allowance for agent loans	$ (5)	$ (5)
Bank loans
Net investment income
Accrued investment income	$ 1	$ 1